SIGNIFICANT RELATED PARTY BALANCES AND TRANSACTIONS - Compensation of key management personnel (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Significant related party transactions
Fees	¥ 768	¥ 762	¥ 653
Basic salaries, housing fund, other allowances and benefits in kind	1,370	975	1,143
Pension costs	166	114	140
Total remuneration	2,304	1,851	1,936
Key management personnel
Significant related party transactions
Fees	768	762	653
Basic salaries, housing fund, other allowances and benefits in kind	3,830	2,542	3,202
Pension costs	415	277	221
Total remuneration	¥ 5,013	¥ 3,581	¥ 4,076